June 2, 2017

VIA EDGAR

EDGAR Operations Branch
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ETF Managers Group Commodity Trust I

Registration Statement on Form S-1

CIK - 0001610940

Ladies and Gentlemen:

Enclosed for filing electronically is a Registration Statement on Form S-1 for ETF Managers Group Commodity Trust I (the “Trust”). This filing is being made to register shares of the Breakwave Dry Bulk Shipping ETF, a new series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232.

Very truly yours,

/s/ Eric Simanek

Enclosures

cc:     David C. Mahaffey, Esq.